Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 18, 2016
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Nov. 18, 2016
Document Effective Date	Nov. 18, 2016
Prospectus Date	Nov. 01, 2016
Victory S&P 500 Index Fund (formally Victory Munder Index 500 Fund) | Class A
Prospectus:
Trading Symbol	MUXAX
Victory S&P 500 Index Fund (formally Victory Munder Index 500 Fund) | Class R
Prospectus:
Trading Symbol	MUXRX
Victory S&P 500 Index Fund (formally Victory Munder Index 500 Fund) | Class Y
Prospectus:
Trading Symbol	MUXYX